Income Taxes - Summary of Changes in Balance of Tax Loss Carryforwards (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ 17,557	$ 22,000	$ 22,129
Increase	266	2,002	10,610
Usage of tax losses	(5,939)	(5,685)	(10,706)
Effect of foreign currency exchange rates	(613)	(760)	(33)
Balance at end of the period	$ 11,271	$ 17,557	$ 22,000